Stock-based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 08, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for issuance					23,101,456	23,192,713
Stock-based compensation expense			$ 15,171,000	$ 636,000	$ 883,000	$ 788,000
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, new grant date fair value							$ 1,457,000
Stock-based compensation expense	$ 13,400,000		13,400,000
Unamortized deferred stock compensation amount		$ 10,000,000	$ 10,000,000
Outstanding stock options were fully vested		152,000	152,000
Estimated weighted average period over which unamortized share-based compensation are expected to be recognize			4 months 24 days
Stock Option | Employees and Executive Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding		1,944,000	1,944,000
2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for issuance		3,665,000	3,665,000
Percentage of maximum number on common stock shares outstanding, additional shares available for issuance		4.00%
Shares awards granted		0	0
Contractual term			10 years
Percentage of fair market value of common stock			100.00%
Employees Share Purchase Plan (ESPP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for issuance		687,000	687,000
Percentage of maximum number on common stock shares outstanding, additional shares available for issuance			1.00%
Percentage of fair market value of common stock		85.00%
Eligible compensation percentage to purchase common stock		15.00%	15.00%
ESPP offering period		6 months
ESPP initial offering date		Sep. 15, 2020
ESPP expiration date		Feb. 26, 2021